TRADE AND OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
TRADE AND OTHER ACCOUNTS PAYABLES

NOTE 20 - TRADE AND OTHER ACCOUNTS PAYABLES

The composition of Trade and other accounts payables is as follows:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Current
(a) Trade and other accounts payables	1,757,799	1,671,304
(b) Accrued liabilities at the reporting date	564,326	551,570

Total trade and other accounts payables	2,322,125	2,222,874

(a) Trade and other accounts payable:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Trade creditors	1,281,432	1,408,690
Other accounts payable	476,367	262,614

Total	1,757,799	1,671,304

The details of Trade and other accounts payables are as follows:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Suppliers technical purchases	281,452	145,973
Boarding Fees	181,049	234,070
Professional services and advisory	146,753	87,825
Aircraft Fuel	143,119	476,320
Handling and ground handling	137,626	114,163
Airport charges and overflight	142,709	81,459
Leases, maintenance and IT services	110,472	59,011
Other personnel expenses	105,696	93,490
Maintenance	116,103	42,202
Services on board	58,099	59,647
Marketing	53,419	60,850
Air companies	27,668	79,958
Crew	16,541	22,921
Land services	10,466	18,166
Achievement of goals	7,840	30,635
Jol Fleet	6,622	3,997
Others	212,165	60,617
Total trade and other accounts payables	1,757,799	1,671,304

(b) Liabilities accrued:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Aircraft and engine maintenance	460,082	292,793
Accrued personnel expenses	72,696	118,199
Accounts payable to personnel (*)	2,186	91,153
Others accrued liabilities (**)	29,362	49,425
Total accrued liabilities	564,326	551,570

(*)	Profits and bonus participation (Note 23 letter b).

(**)	See Note 22.

The balances include the amounts that will be part of the reorganization agreement, product of the entry into the Chapter 11 process on May 26, 2020 for LATAM, and July 08 for certain subsidiaries in Brazil.